PROBABILITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.5%
	EQUITY - 57.5%
24,290	Direxion Daily S&P 500 Bull 3X	$ 1,301,458
10,130	Invesco QQQ Trust Series 1	2,707,344
33,940	ProShares UltraPro Dow30	1,310,423
66,410	ProShares UltraPro QQQ(a)	1,283,041
9,500	SPDR Dow Jones Industrial Average ETF Trust	2,729,351
8,290	Vanguard S&P 500 ETF	2,721,607
		12,053,224

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,109,299)	12,053,224

	TOTAL INVESTMENTS - 57.5% (Cost $13,109,299)	$ 12,053,224
	OTHER ASSETS IN EXCESS OF LIABILITIES- 42.5%	8,912,238
	NET ASSETS - 100.0%	$ 20,965,462

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt